UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Soundwatch Core Hedged Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of
Shares		Value
	EXCHANGE TRADED FUND ― 98.6%
20,000	iShares Core S&P 500 ETF	$4,578,600
	TOTAL EXCHANGE TRADED FUND
	(Cost $4,549,030)	4,578,600
Number of
Contracts
	PURCHASED OPTIONS ― 5.5%

	Call Options ― 1.9%
50	SPDR S&P 500 ETF Trust at $218, December 15, 2017	90,050
	Total Call Options Purchased (Premiums paid $89,241)	90,050

	Put Options ― 3.6%
100	SPDR S&P 500 ETF Trust at $195, June 16, 2017	14,400
100	SPDR S&P 500 ETF Trust at $194, September 15, 2017	30,000
62	SPDR S&P 500 ETF Trust at $226, September 15, 2017	61,473
63	SPDR S&P 500 ETF Trust at $218, December 15, 2017	62,275
	Total Put Options Purchased (Premiums paid $203,362)	168,148
	TOTAL PURCHASED OPTIONS
	(Cost $292,603)	258,198
Number of
Shares
	SHORT-TERM INVESTMENT ― 2.9%
134,308	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.544% (1)	134,308
	TOTAL SHORT-TERM INVESTMENT
	(Cost $134,308)	134,308

	TOTAL INVESTMENTS ― 107.0%
	(Cost $4,975,941)	4,971,106
	Liabilities in Excess of Other Assets ― (7.0)%	(326,057)
	TOTAL NET ASSETS ― 100.0%	$4,645,049

(1)The rate is the annualized seven-day yield at period end.

The cost basis of investment for federal income tax purposes at January 31, 2017, was as follows*:

Cost of Investments	$4,975,941
Gross Unrealized Appreciation	30,379
Gross Unrealized Depreciation	(35,214)
Net Unrealized Appreciation	$(4,835)

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Soundwatch Core Hedged Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

WRITTEN OPTIONS - (0.5%)

Contracts		Value
	Written Call Options - (0.1%)
40	SPDR S&P 500 ETF Trust at $230.00, February 3, 2017	$(300)
80	SPDR S&P 500 ETF Trust at $230.50, February 10, 2017	(2,160)
80	SPDR S&P 500 ETF Trust at $229.00, February 3, 2017	(1,720)
	Total Written Call Options - (Premiums Received $8,507)	(4,180)

	Written Put Options - (0.4%)
25	SPDR S&P 500 ETF Trust at $229.00, February 3, 2017	(3,988)
50	SPDR S&P 500 ETF Trust at $229.00, February 10, 2017	(10,150)
50	SPDR S&P 500 ETF Trust at $227.00, February 3, 2017	(2,675)
	Total Written Put Options - (Premiums Received $21,062)	(16,813)

	TOTAL WRITTEN OPTIONS (Premiums Received $29,569)	$(20,993)

Soundwatch Core Hedged Equity Fund
Schedule of Investments (Continued)
As of January 31, 2017 (Unaudited)

Valuation

Securities traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. The Adviser anticipates that the Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

An option that is written or purchased by the Fund shall be valued using composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. For options where market quotations are not readily available, fair value shall be determined by the Fund's Adviser with oversight by the Trust's Valuation Committee.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

Level 1 -      quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -      observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -     significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Fund	$4,578,600	$-	$-	$4,578,600
Purchased Options	-	258,198	-	258,198
Short-Term Investment	134,308	-	-	134,308
Total Investments	$4,712,908	$258,198	$-	$4,971,106

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Written Options	$-	$(20,993)	$-	$(20,993)
Total Other Financial Instruments	$-	$(20,993)	$-	$(20,993)

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
            Christopher E. Kashmerick, President and Principal Executive Officer

Date March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By/s/ Russell B. Simon
           Russell B. Simon, Treasurer and Principal Financial Officer

Date March 31, 2017